Property and Equipment	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
NOTE 6. Property and Equipment

For the years ended December 31, 2016 and 2015 and the six-month period ended June 30, 2017, the changes in cost of property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Satellite Equipment	Total
January 1, 2015	$17,170	$-	$-	$17,170
Addition	75,115	3,393	-	78,508
December 31, 2015	92,285	3,393	-	95,678
Addition	26,626	6,613	-	33,239
December 31, 2016	118,911	10,006	-	128,917
Addition	4,585	-	275,410	279,995
June 30, 2017 (Unaudited)	$123,496	$10,006	$275,410	$408,912

As December 31, 2016 and June 30, 2017, construction in progress of $3,660,000 is the payment for the construction of ground station equipment relating to satellite communication system and in-flight system for the Company’s internal use. As of June 30, 2017, the projects were still in progress.

For the years ended December 31, 2016 and 2015 and six-month period ended June 30, 2017, the changes in accumulated depreciation for property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Satellite Equipment	Total
January 1, 2015	$421	$-	$-	$421
Addition	11,661	283	-	11,944
December 31, 2015	12,082	283	-	12,365
Addition	27,522	3,938	-	31,460
December 31, 2016	39,604	4,221	-	43,825
Addition	12,462	1,000	8,737	22,199
June 30, 2017 (Unaudited)	$52,066	$5,221	$8,737	$66,024